Trade accounts receivable, net	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Trade accounts receivable, net
8.	Trade accounts receivable, net

	12.31.2019	12.31.2018
Foreign customers	149.6	325.7
Brazilian Air Force	7.0	21.8
Domestic customers	3.9	15.5

	160.5	363.0
Allowance for doubtful accounts	(11.1)	(45.0)
	149.4	318.0

The amounts and maturities of these trade accounts receivable are shown below:

	12.31.2019	12.31.2018
Current	104.2	217.0
Up to 90 days	25.6	52.6
From 91 to 180 days	10.3	13.6
More than 180 days	20.4	79.8

	160.5	363.0

Changes in estimated credit losses year over year are shown below:

	12.31.2019	12.31.2018	12.31.2017
Beginning balance	(45.0)	(52.9)	(41.6)
Additions/Reversal	(4.4)	11.9	(12.2)
Write-off	7.5	3.6	5.2
Foreign exchange variation	0.8	(7.6)	(4.3)
Assets held for sale	30.0	—	—

Ending balance	(11.1)	(45.0)	(52.9)